UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5459
                                   ----------

                       TEMPLETON GLOBAL INCOME FUND, INC.
                     --------------------------------------
              (Exact name of registrant as specified in charter)


              500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS





                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

[GRAPHIC]
PHOTO


--------------------------------------------------------------------------------
ANNUAL REPORT AND SHAREHOLDER INFORMATION                                 INCOME



                                    TEMPLETON
                            GLOBAL INCOME FUND, INC.

                                   [GRAPHIC]
                                   ARCH PHOTO

                                   [GRAPHIC]
                         FRANKLIN TEMPLETON INVESTMENTS
                      Franklin o Templeton o Mutual Series





FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.





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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS |  SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC]
BUILDING PHOTO

Not part of the annual report




Contents

Important Notice to Shareholders ............  1

Annual Report

Templeton Global Income Fund. ...............  2

Performance Summary .........................  6

Financial Highlights &
Statement of Investments ....................  7

Financial Statements ........................ 12

Notes to Financial Statements ............... 15

Independent Auditors' Report ................ 19

Tax Designation ............................. 20

Annual Meeting of Shareholders .............. 21

Dividend Reinvestment and
Cash Purchase Plan .......................... 22

Board Members and Officers .................. 24

Proxy Voting Policies and Procedures ........ 30

--------------------------------------------------------------------------------



Annual Report

TEMPLETON GLOBAL INCOME FUND

Your Fund's Goal and Primary Investments: Templeton Global Income Fund seeks high, current income, with a secondary goal of capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in income-producing securities, including debt securities of U.S. and foreign issuers, including emerging markets.

[BEGIN SIDEBAR]
                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Geographic Distribution
Based on Total Net Assets as of 8/31/03

Europe                                            56.1%
Australia & New Zealand                           14.4%
Asia                                              11.1%
Latin-America                                     10.9%
Canada                                             2.5%
Middle East & Africa                               0.3%
Short-Term Investments & Other Net Assets          4.7%
[END SIDEBAR]


We are pleased to bring you Templeton Global Income Fund's annual report for the fiscal year ended August 31, 2003.


Performance Overview

For the 12 months under review, Templeton Global Income Fund delivered cumulative total returns of 15.37% based on market price and 19.68% based on net asset value, as shown in the Performance Summary on page 6. In comparison, the J.P. Morgan Global Government Bond Index (JPM GGBI) posted a 3.59% cumulative total return in local currency terms and a 9.14% cumulative total return in U.S. dollar terms for the same period. 1


Economic and Market Overview

Global economic conditions supported international fixed income markets during the Fund's fiscal year. Economic growth in the world's major economies, although positive, pointed toward a slow global recovery. Heightened geopolitical uncertainty leading up to the Iraq war accompanied declines in confidence and production indicators, particularly in the U.S. and Europe.

Slow economic growth, rising unemployment and disinflationary pressures provided a favorable environment for an accommodative monetary stance at many major central banks. In the U.S., the Federal Reserve Board lowered the federal funds target rate 75 basis points to 1.00%. Similarly, policymakers at the European Central Bank (ECB) reduced its reference rate 125 basis points to 2.00%. Both the U.S. Treasury yield curve and the euro-zone benchmark curve



1. Source: J.P. Morgan. The unmanaged JPM GGBI tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.


2 |  Annual Report






                                   [GRAPHIC]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Portfolio Breakdown
Based on Total Net Assets as of 8/31/03

Government Bonds .............................. 95.3%
Short-Term Investments & Other Net Assets .....  4.7%




shifted downward. Global bond markets responded favorably to the interest rate declines, with the JPM GGBI increasing in local currency terms over the course of the reporting period as stated above. 1

A predominant characteristic of global currency markets over the past fiscal year was U.S. dollar weakness. Although the U.S. dollar strengthened late in the period, it depreciated 8.23% relative to the nation's major trading partners for the 12 months ended August 31, 2003. 2 Led by a widening U.S. trade deficit, the nation's balance of payments position deteriorated, with the current account balance reaching peak deficit levels. Additionally, with U.S. interest rates reaching historically low levels, U.S. interest bearing securities were generally less attractive than those of other developed nation markets with higher interest rates.

Reduced interest rates in developed economies generally benefit emerging market borrowers through lower borrowing costs and positive investment flows from investors seeking higher returns outside developed countries. Emerging bond markets, as measured by the J.P. Morgan Emerging Markets Bond Index Global (JPM EMBIG) returned 26.84% during the 12-month period. 3 Sovereign interest rate spreads declined from 812 basis points greater than the U.S. Treasury market at the beginning of the reporting period to 482 basis points by period-end. 3


[BEGIN SIDEBAR]
--------------------------------------------------------------------------------
  What is balance of payments?
--------------------------------------------------------------------------------
  Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.


--------------------------------------------------------------------------------
  What is a current account?
--------------------------------------------------------------------------------
  A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.
[END SIDEBAR]




2. Source: Federal Reserve Board.
3. Source: J.P. Morgan. The unmanaged JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                               Annual Report | 3



Investment Strategy

We invest selectively in bonds around the world to generate income for the Fund, while at the same time monitoring interest rate, exchange rate and credit risks.


Manager's Discussion

Overall, the main contributors to Fund performance were income, developed market interest rate movements, currency returns and emerging market bonds. During the period under review, we extended duration and maintained a significant allocation to spread products, or high yield fixed income securities. The Fund's positioning reflected anticipated potential, longer-term currency strength in New Zealand and Australia, the euro and other European currencies, and weakness in the U.S. dollar and Japanese yen. We also positioned for yield curve compression in Europe relative to U.S. Treasuries.

Templeton Global Income Fund benefited from an overweighted allocation to New Zealand and Australia, the euro zone and other European countries relative to the JPM GGBI during the reporting period. The Reserve Bank of New Zealand reduced its official reference rate 75 basis points to 5.00%, while the Reserve Bank of Australia left interest rates unchanged at 4.75%. In local currency terms, New Zealand and Australia returned 7.83% and 6.54%. 4 As stated earlier, ECB policymakers reduced interest rates, driving euro-zone local currency bond market returns of 6.94%, as measured by the J.P. Morgan European Monetary Union
(EMU) Government Bond Index. 5 Similarly, Denmark lowered rates from 3.45% to 2.00%, and Sweden reduced its reference rate 150 basis points to 2.75%. Furthermore, the Fund gained from its underweighted positions relative to the JPM GGBI in Japan and the U.S., which returned -0.75% and 3.03% in local currency terms, less than most other global bond markets. 4

The U.S. dollar's depreciation against most major currencies positively impacted Fund performance during the period. Compared with the U.S. dollar, the New Zealand dollar appreciated 23.30%, the Australian dollar 17.64%, and the Canadian dollar 12.41%, contributing to 33.08%, 25.18% and 19.76% bond



4. Source: J.P. Morgan.
5. Source: J.P. Morgan. The unmanaged J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing. The index includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.




4 |  Annual Report




market returns in U.S. dollar terms, respectively. The euro appreciated 11.82% against the U.S. dollar, with EMU bond markets returning 19.82%. The Swedish krona and Danish krone appreciated 12.32% and 11.90%, resulting in 20.87% and 20.21% bond market returns in U.S. dollar terms. The Fund also benefited from its underweighted Japanese exposure relative to the JPM GGBI as the yen appreciated 1.32% versus the U.S. dollar, resulting in only a 0.86% bond market return in U.S. dollar terms. 4

The Fund also invested in emerging market sovereign debt that is typically non-investment grade and compensates for greater credit risk by offering higher income or coupon. During the 12-month period, emerging market returns contributed to Fund performance as the JPM EMBIG delivered strong returns. Regionally, Latin American sovereign debt returned 32.71%, eastern Europe 26.84% and Asia 8.37%. Core emerging market bond positions in the Fund included Russia, Mexico and the Philippines, which returned 31.64%, 14.24% and 13.05%, respectively. 3

It is important to note that global investing involves special risks related to market, currency, economic, social, political and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. Investing in any emerging market means accepting a certain amount of volatility that can arise from such factors as high levels of inflation, deflation or currency devaluation.

Thank you for your continued participation in Templeton Global Income Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Templeton Global Income Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                               Annual Report | 5



PERFORMANCE SUMMARY AS OF 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.



Price and Distribution Information

--------------------------------------------------------------------------------
                                                  Change    8/31/03    8/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$0.89      $8.18      $7.29
--------------------------------------------------------------------------------
  Market Price (NYSE)                             +$0.60      $7.95      $7.35
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------
  Dividend Income                         $0.50

Performance

--------------------------------------------------------------------------------
                                                  1-Year     5-Year    10-Year
--------------------------------------------------------------------------------
  Cumulative Total Return 1
--------------------------------------------------------------------------------
    Based on change in NAV                        19.68%      61.34%    118.94%
--------------------------------------------------------------------------------
    Based on change in market price               15.37%      86.82%    128.22%
--------------------------------------------------------------------------------
  Average Annual Total Return 1
--------------------------------------------------------------------------------
    Based on change in NAV                        19.68%      10.04%      8.15%
--------------------------------------------------------------------------------
    Based on change in market price               15.37%      13.32%      8.60%

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED INVESTMENT COMPANY, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO A GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.


Endnotes

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.


6 |  Past performance does not guarantee future results.  |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Financial Highlights


                                                                 ----------------------------------------------------------
                                                                                    Year Ended August 31,
                                                                      2003         2002       2001        2000        1999
                                                                 ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........................        $7.29        $6.99      $7.06       $7.50       $7.67
                                                                 ----------------------------------------------------------
Income from investment operations:

 Net investment income a ....................................          .41          .45c       .56         .60         .61

 Net realized and unrealized gains (losses) .................          .98          .39c      (.11)       (.46)       (.18)
                                                                 ----------------------------------------------------------
Total from investment operations ............................         1.39          .84        .45         .14         .43
                                                                 ----------------------------------------------------------
Capital share repurchases ...................................           --           --        .03         .02         .01
                                                                 ----------------------------------------------------------
Less distributions from:

 Net investment income ......................................         (.50)        (.34)      (.31)       (.60)       (.60)

 Net realized gains .........................................           --           --         --          --        (.01)

 Tax return of capital ......................................           --         (.20)      (.24)         --          --
                                                                 ----------------------------------------------------------
Total distributions .........................................         (.50)        (.54)      (.55)       (.60)       (.61)
                                                                 ----------------------------------------------------------
Net asset value, end of year ................................        $8.18        $7.29      $6.99       $7.06       $7.50
                                                                 ----------------------------------------------------------
Market value, end of year b .................................      $7.9500      $7.3500    $6.5500     $6.1875     $6.5625
                                                                 ----------------------------------------------------------


Total return (based on market value per share) ..............        15.37%       21.32%     15.44%       3.97%      11.29%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................   $1,058,791     $944,602   $763,696    $797,122    $862,788

Ratios to average net assets:

 Expenses ...................................................          .72%         .75%       .75%        .75%        .76%

 Net investment income ......................................         5.16%        6.28% c    8.11%       8.12%       7.70%

Portfolio turnover rate .....................................        69.77%       82.31%     66.27%     110.36%      66.07%

aBased on average weighted shares outstanding.
bBased on the last sale on the New York Stock Exchange.
cEffective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment
Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net Investment income per share ............................... $(0.09)
  Net realized and unrealized gains (losses) per share ..........   0.09
  Ratio of net investment income to average net assets ..........  (1.32)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                          Annual Report | See notes to financial statements. | 7



TEMPLETON GLOBAL INCOME FUND, INC.

Statement of Investments, August 31, 2003


------------------------------------------------------------------------------------------------------------------
                                                                         Principal Amount a           Value
------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 95.3%
   AUSTRALIA 6.5%
   New South Wales Treasury Corp.,
     6.50%, 5/01/06 ......................................................    11,781,000 AUD       $    7,871,538
     8.00%, 3/01/08 ......................................................     6,200,000 AUD            4,425,127
     6.00%, 5/01/12 ......................................................    24,000,000 AUD           15,884,893
   Queensland Treasury Corp.,
     6.00%, 7/14/09 ......................................................     4,100,000 AUD            2,723,082
     6.00%, 8/14/13 ......................................................    56,500,000 AUD           37,503,932
                                                                                                   ---------------
                                                                                                       68,408,572
                                                                                                   ---------------

   AUSTRIA 4.3%
   Republic of Austria,
     5.50%, 10/20/07 .....................................................    15,900,000 EUR           18,885,778
     5.00%, 7/15/12 ......................................................     8,480,000 EUR            9,901,722
     4.65%, 1/15/18 ......................................................    14,900,000 EUR           16,572,187
                                                                                                   ---------------
                                                                                                       45,359,687
                                                                                                   ---------------

   BELGIUM 3.4%
   Kingdom of Belgium,
     8.50%, 10/01/07 .....................................................    19,718,000 EUR           25,839,514
     5.00%, 9/28/12 ......................................................     8,340,000 EUR            9,744,330
                                                                                                   ---------------
                                                                                                       35,583,844
                                                                                                   ---------------

   BULGARIA .4%
   Republic of Bulgaria, 8.25%, 1/15/15 ..................................     4,220,000                4,687,998
                                                                                                   ---------------

   CANADA 2.5%
   Government of Canada,
     10.25%, 2/01/04 .....................................................     1,130,000 CAD              839,413
     4.25% 12/01/04 ......................................................     3,000,000 CAD            2,201,442
     6.00%, 6/01/11 ......................................................    30,363,000 CAD           23,740,444
                                                                                                   ---------------
                                                                                                       26,781,299
                                                                                                   ---------------

   COLOMBIA 1.0%
   Republic of Colombia, 11.75%, 2/25/20 .................................     9,335,000               11,036,752
                                                                                                   ---------------

   DENMARK 3.4%
   Kingdom of Denmark,
     4.00%, 11/15/04 .....................................................    15,570,000 DKK            2,344,208
     8.00%, 3/15/06 ......................................................    86,520,000 DKK           14,317,129
     6.00%, 11/15/11 .....................................................    31,400,000 DKK            5,223,622
     5.00%, 11/15/13 .....................................................    92,320,000 DKK           14,339,838
                                                                                                   ---------------
                                                                                                       36,224,797
                                                                                                   ---------------

   FINLAND 4.1%
   Government of Finland,
     5.00%, 7/04/07 ......................................................    19,300,000 EUR           22,505,924
     5.00%, 4/25/09 ......................................................     4,390,000 EUR            5,148,248
     5.375%, 7/04/13 .....................................................    13,500,000 EUR           16,234,890
                                                                                                   ---------------
                                                                                                       43,889,062
                                                                                                   ---------------


8 |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Statement of Investments, August 31, 2003 (continued)


------------------------------------------------------------------------------------------------------------------
                                                                         Principal Amount a           Value
------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   FRANCE 9.3%
   Government of France,
     4.00%, 4/25/09 ......................................................        13,280,000 EUR   $   14,868,678
     4.00% 4/25/13 .......................................................        44,700,000 EUR       48,311,021
     4.25%, 4/25/19 ......................................................        33,700,000 EUR       35,478,552
                                                                                                   ---------------
                                                                                                       98,658,251
                                                                                                   ---------------

   GERMANY 3.4%
   Federal Republic of Germany, 4.00%, 2/16/07 ...........................        32,070,000 EUR       36,173,895
                                                                                                   ---------------

   GREECE .5%
   Republic of Greece, 4.60%, 5/20/13 ....................................         4,560,000 EUR        5,125,275
                                                                                                   ---------------

   HUNGARY .9%
   Government of Hungary, 8.50%, 10/12/05 ................................     2,178,000,000 HUF        9,254,006
                                                                                                   ---------------

   INDONESIA 1.4%
   Indonesia Recapital, 13.50%, 3/15/10 ..................................    42,000,000,000 IDR        5,325,487
   Republic of Indonesia, 14.00%, 6/15/09 ................................    74,841,000,000 IDR        9,657,222
                                                                                                   ---------------
                                                                                                       14,982,709
                                                                                                   ---------------

   IRISH REPUBLIC 1.2%
   Republic of Ireland, 4.25%, 10/18/07 ..................................        11,500,000 EUR       13,049,520
                                                                                                   ---------------

   ITALY 2.9%
   Government of Italy,
     10.50%, 4/01/05 .....................................................        23,530,000 EUR       28,931,027
     5.00%, 5/01/08 ......................................................         1,573,000 EUR        1,837,869
                                                                                                   ---------------
                                                                                                       30,768,896
                                                                                                   ---------------

   MEXICO 3.8%
   United Mexican States,
     11.375%, 9/15/16 ....................................................        12,457,000           17,072,318
     11.50%, 5/15/26 .....................................................         8,600,000           12,031,400
     144A, 7.50%, 3/08/10 ................................................         8,800,000 EUR       10,680,808
                                                                                                   ---------------
                                                                                                       39,784,526
                                                                                                   ---------------

   NETHERLANDS 2.3%
   Government of Netherlands, 5.75%, 2/15/07 .............................        20,169,000 EUR       23,997,618
                                                                                                   ---------------

   NEW ZEALAND 7.9%
   Government of New Zealand,
     7.00%, 7/15/09 ......................................................        64,480,000 NZD       39,468,324
     6.00%, 11/15/11 .....................................................        36,973,000 NZD       21,479,034
     6.50%, 4/15/13 ......................................................        36,416,000 NZD       21,842,665
   New Zealand Treasury Bill, 5.513%, 6/16/04 ............................         3,000,000 NZD        1,657,928
                                                                                                   ---------------
                                                                                                       84,447,951
                                                                                                   ---------------

   NORWAY 2.8%
   Kingdom of Norway,
     5.75%, 11/30/04 .....................................................        69,320,000 NOK        9,528,258
     6.75%, 1/15/07 ......................................................       126,500,000 NOK       18,301,936
     5.50%, 5/15/09 ......................................................        13,700,000 NOK        1,907,906
                                                                                                   ---------------
                                                                                                       29,738,100
                                                                                                   ---------------



                                                               Annual Report | 9



TEMPLETON GLOBAL INCOME FUND, INC.

Statement of Investments, August 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------
                                                                         Principal Amount a           Value
------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   PANAMA .7%
   Republic of Panama, 8.875%, 9/30/27 ...................................         7,030,000       $    7,170,600
                                                                                                   ---------------

   PERU .5%
   Republic of Peru, 9.875%, 2/06/15 .....................................         5,200,000            5,759,000
                                                                                                   ---------------

   PHILIPPINES 6.2%
   Republic of Philippines,
     9.375% 12/07/06 .....................................................         5,000,000 EUR        5,973,947
     10.625%, 3/16/25 ....................................................        50,285,000           55,502,069
     Reg S, 9.125%, 2/22/10 ..............................................         3,500,000 EUR        4,004,624
                                                                                                   ---------------
                                                                                                       65,480,640
                                                                                                   ---------------

   RUSSIA 4.4%
   Federation of Russia,
     Reg S, 11.00%, 7/24/18 ..............................................        22,971,000           30,389,484
     Reg S, 12.75%, 6/24/28 ..............................................        10,078,000           15,751,259
                                                                                                   ---------------
                                                                                                       46,140,743
                                                                                                   ---------------

   SOUTH AFRICA .3%
   Republic of South Africa,
     5.25%, 5/16/13 ......................................................         2,000,000 EUR        2,097,867
     8.50%, 6/23/17 ......................................................         1,400,000            1,601,250
                                                                                                   ---------------
                                                                                                        3,699,117
                                                                                                   ---------------

   SOUTH KOREA 2.0%
   Korea Treasury Bond,
     5.77%, 10/09/07 .....................................................     4,940,000,000 KRW        4,394,208
     4.75%, 3/12/08 ......................................................    14,325,000,000 KRW       12,433,845
     5.00%, 3/26/13 ......................................................     5,000,000,000 KRW        4,311,063
                                                                                                   ---------------
                                                                                                       21,139,116
                                                                                                   ---------------

   SPAIN 2.6%
   Government of Spain,
     8.80%, 4/30/06 ......................................................        13,342,000 EUR       16,834,697
     4.80%, 10/31/06 .....................................................         2,450,000 EUR        2,833,546
     5.00%, 7/30/12 ......................................................         6,350,000 EUR        7,427,053
                                                                                                   ---------------
                                                                                                       27,095,296
                                                                                                   ---------------

   SWEDEN 7.4%
   Kingdom of Sweden,
     5.00%, 01/15/04 .....................................................         7,800,000 SEK          939,905
     3.50%, 4/20/06 ......................................................        25,565,000 SEK        3,047,626
     6.50%, 5/05/08 ......................................................       100,400,000 SEK       13,218,777
     5.25%, 3/15/11 ......................................................       264,600,000 SEK       33,147,659
     5.50%, 10/08/12 .....................................................       220,210,000 SEK       28,034,794
                                                                                                   ---------------
                                                                                                       78,388,761
                                                                                                   ---------------


10 |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Statement of Investments, August 31, 2003 (CONTINUED)


------------------------------------------------------------------------------------------------------------------
                                                                   Shares/Principal Amount a          Value
------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   THAILAND 1.5%
   Kingdom of Thailand,
     4.125%, 2/12/08 .....................................................       178,700,000 THB   $    4,777,366
     8.50%, 12/08/08 .....................................................        21,000,000 THB          674,745
     4.80%, 4/09/10 ......................................................       388,900,000 THB       10,725,509
                                                                                                   ---------------
                                                                                                       16,177,620
                                                                                                   ---------------

   UKRAINE 2.2%
   Republic of Ukraine, 144A, 7.65%, 6/11/13 .............................        23,400,000           22,932,000
                                                                                                   ---------------

   UNITED KINGDOM .6%
   United Kingdom, 8.50%, 7/16/07 ........................................        3,241,000G BP         5,864,672
                                                                                                   ---------------

   VENEZUELA 4.9%
   Republic of Venezuela, 9.25%, 9/15/27 .................................        67,505,000           51,430,368
                                                                                                   ---------------
  TOTAL LONG TERM INVESTMENTS (COST $949,417,081) ........................                          1,009,230,691
                                                                                                   ---------------

   SHORT TERM INVESTMENTS 2.3%
   NEW ZEALAND .1%
   New Zealand Treasury Bill, zero cpn., 9/17/03 .........................         1,200,000 NZD          690,648
                                                                                                   ---------------

   THAILAND .5%
   Thailand Treasury Bill, 1.55%, 11/19/03 ...............................       227,000,000 THB        5,509,315
                                                                                                   ---------------

   UNITED STATES 1.7%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio .........        17,748,630           17,748,630
                                                                                                   ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $23,726,999) ........................                             23,948,593
                                                                                                   ---------------

  TOTAL INVESTMENTS (COST $973,144,080) 97.6% ............................                          1,033,179,284
  OTHER ASSETS, LESS LIABILITIES 2.4% ....................................                             25,611,964
                                                                                                   ---------------
  NET ASSETS 100.0% ......................................................                         $1,058,791,248
                                                                                                   ---------------

CURRENCY ABBREVIATIONS | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone
                         EUR - European Monetery Unit | GBP - British Pound | HUF - Hungarian Forint
                         IDR - Indonesian Rupiah | KRW - Korean Won | NOK - Norwegian Kroner
                         NZD - New Zealand Dollar | SEK - Swedish Krona | THB - Thai Bhat




a The principal amount is stated in U.S. dollars unless otherwise indicated.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.


                         Annual Report | See notes to financial statements. | 11





TEMPLETON GLOBAL INCOME FUND, INC.

Financial Statements


Statement of Assets and Liabilities
August 31, 2003

Assets:
 Investments in securities:
  Cost ............................................................................    $  973,144,080
                                                                                       ---------------
  Value ...........................................................................     1,033,179,284
 Receivables:
  Dividends and interest ..........................................................        26,737,136
                                                                                       ---------------
      Total assets ................................................................     1,059,916,420
                                                                                       ---------------
Liabilities:
 Payables:
  Affiliates ......................................................................           573,369
 Distributions to shareholders ....................................................           272,374
 Other liabilities ................................................................           279,429
                                                                                       ---------------
      Total liabilities ...........................................................         1,125,172
                                                                                       ---------------
Net assets, at value ..............................................................    $1,058,791,248
                                                                                       ---------------
Net assets consist of:
 Undistributed net investment income ..............................................    $   (1,487,731)
 Net unrealized appreciation (depreciation) .......................................        59,734,415
 Accumulated net realized gain (loss) .............................................       (70,813,885)
 Capital shares ...................................................................     1,071,358,449
                                                                                       ---------------
Net assets, at value ..............................................................    $1,058,791,248
                                                                                       ---------------
Net asset value per share ($1,058,791,248 / 129,512,767 shares outstanding) .......    $         8.18
                                                                                       ---------------


12 |  See notes to financial statements.  |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Financial Statements (continued)


Statement of Operations
for the year ended August 31, 2003


Investment income:
 (net of foreign taxes of $148,786)
 Dividends .....................................................................    $    192,829
 Interest ......................................................................      60,375,420
                                                                                    -------------
      Total investment income ..................................................      60,568,249
Expenses:
 Management fees (Note 3) ......................................................       5,187,314
 Administrative fees (Note 3) ..................................................       1,303,744
 Transfer agent fees ...........................................................         423,000
 Custodian fees ................................................................         263,600
 Registration and filing fees ..................................................          85,000
 Professional fees .............................................................         110,200
 Directors' fees and expenses ..................................................          77,300
 Other .........................................................................          14,700
                                                                                    -------------
      Total expenses ...........................................................       7,464,858
                                                                                    -------------
        Net investment income ..................................................      53,103,391
                                                                                    -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................      54,598,017
  Foreign currency transactions ................................................       3,864,316
                                                                                    -------------
      Net realized gain (loss) .................................................      58,462,333
Net unrealized appreciation (depreciation) on:
  Investments ..................................................................      68,110,882
  Translation of assets and liabilities denominated in foreign currencies ......        (774,239)
                                                                                    -------------
      Net unrealized appreciation (depreciation) ...............................      67,336,643
                                                                                    -------------
Net realized and unrealized gain (loss) ........................................     125,798,976
                                                                                    -------------
Net increase (decrease) in net assets resulting from operations ................    $178,902,367
                                                                                    -------------



                         Annual Report | See notes to financial statements. | 13




TEMPLETON GLOBAL INCOME FUND, INC.

Financial Statements (CONTINUED)


Statements of Changes in Net Assets
for the years ended August 31, 2003 and 2002

                                                                                    ---------------------------------
                                                                                        2003              2002
                                                                                    ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................    $   53,103,391      $ 48,782,913
  Net realized gain (loss) from investments and foreign currency transactions ..        58,462,333        (9,376,628)
  Net unrealized appreciation (depreciation) on investments and translation of
  assets and liabilities denominated in foreign currencies .....................        67,336,643        52,718,535
                                                                                    ---------------------------------
      Net increase (decrease) in net assets resulting from operations ..........       178,902,367        92,124,820
Distributions to shareholders from:
 Net investment income .........................................................       (64,756,384)      (37,684,878)
 Tax return of capital .........................................................                --       (21,310,810)
                                                                                    ---------------------------------
Total distributions to shareholders ............................................      ( 64,756,384)      (58,995,688)
Capital share transactions (Notes 2 and 6) .....................................            43,136       147,777,226
      Net increase (decrease) in net assets ....................................       114,189,119       180,906,358
Net assets:
 Beginning of year .............................................................       944,602,129       763,695,771
                                                                                    ---------------------------------
 End of year ...................................................................    $1,058,791,248      $944,602,129
                                                                                    ---------------------------------
Undistributed net investment income included in net assets:
 End of year ...................................................................    $   (1,487,731)     $(32,328,223)
                                                                                    ---------------------------------

14 |  See notes to financial statements.  |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company. The Fund seeks high current income, with a secondary objective of capital appreciation. Under normal market conditions, the Fund invests primarily in a portfolio of debt securities of U.S. and foreign issuers including emerging markets.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.





                                                              Annual Report | 15




TEMPLETON GLOBAL INCOME FUND, INC.

Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Bond discount and premium is amortized on a yield to maturity basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

The Board of Directors of the Fund previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect. Through August 31, 2003, the Fund had repurchased a total of 11,210,400 shares.

At August 31, 2003, there were 200 million shares authorized ($0.01 par value). During the year ended August 31, 2003, 6,265 shares were issued for $43,136 from reinvested distributions. During the year ended August 31, 2002, 91,899 shares were issued for $669,002 from reinvested distributions.


16 |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Notes to Financial Statements (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
  Annualized Fee Rate   Average Daily Net Assets
---------------------------------------------------------------------------
        0.55%           First $200 million
        0.50%           Over $200 million

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
  Annualized Fee Rate   Average Daily Net Assets
---------------------------------------------------------------------------
        0.15%           First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.10%           Over $700 million


4. INCOME TAXES

At August 31, 2003, the cost of investments and net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .....................................   $992,509,428
                                                            -------------
Unrealized appreciation .................................     63,940,996
Unrealized depreciation .................................    (23,271,140)
                                                            -------------
Net unrealized appreciation (depreciation) ..............   $ 40,669,856
                                                            -------------
Distributable earnings - ordinary income ................   $ 15,252,500
                                                            -------------

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                         --------------------------
                                               2003        2002
                                         --------------------------
Distributions paid from:
       Ordinary Income ................  $64,756,384   $37,684,878

       Return of Capital ..............           --    21,310,810
                                         --------------------------
                                         $64,756,384   $58,995,688
                                         --------------------------

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, losses realized subsequent to October 31 on the sale of securities, and bond discounts and premiums.





                                                              Annual Report | 17



TEMPLETON GLOBAL INCOME FUND, INC.

Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONTINUED)

At August 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

 2007 ........................   $   134,135
 2008 ........................    11,539,262
 2009 ........................    22,567,406
 2010 ........................    27,371,582
 2011 ........................     4,209,282
                      ------------
                                 $65,821,667
                                 ------------

At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $2,094,727. For tax purposes, such losses will be reflected in the year ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2003 aggregated $693,634,801 and $689,494,744, respectively.


6. MERGER

On August 30, 2002, the Fund acquired the net assets of the Templeton Global Governments Income Trust, an affiliate of the Fund, pursuant to a plan of reorganization approved by Templeton Global Income Fund, Inc. shareholders. The merger was accomplished by a tax-free exchange of 20,171,603 shares of the Fund (valued at $7.29 per shares) for the net assets of the Templeton Global Governments Income Trust, Inc. which aggregated $147,108,224, including $328,685 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $944,602,129.


7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $192,829 of dividend income from investment in the Sweep Money Fund for the year ended August 31, 2003.



18 |  Annual Report




TEMPLETON GLOBAL INCOME FUND, INC.

Independent Auditors' Report


To the Board of Directors and Shareholders of Templeton Global Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Income Fund, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003





                                                              Annual Report | 19



TEMPLETON GLOBAL INCOME FUND, INC.

Tax Designation (unaudited)


At August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 17, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund to shareholders.

--------------------------------------------------------------------------
                                          Foreign Tax    Foreign Source
  Country                                Paid Per Share Income Per Share
--------------------------------------------------------------------------
Australia ............................      0.0010            0.0205
Austria ..............................      0.0000            0.0059
Belgium ..............................      0.0000            0.0143
Bulgaria .............................      0.0000            0.0079
Canada ...............................      0.0000            0.0082
Columbia .............................      0.0000            0.0051
Denmark ..............................      0.0000            0.0104
Ecuador ..............................      0.0000            0.0013
Finland ..............................      0.0000            0.0052
France ...............................      0.0000            0.0235
Germany ..............................      0.0000            0.0252
Greece ...............................      0.0000            0.0007
Hong Kong ............................      0.0000            0.0003
Hungary ..............................      0.0000            0.0022
Indonesia ............................      0.0000            0.0004
Ireland ..............................      0.0000            0.0015
Italy ................................      0.0000            0.0133
Mexico ...............................      0.0000            0.0308
Netherlands ..........................      0.0000            0.0140
New Zealand ..........................      0.0000            0.0297
Norway ...............................      0.0000            0.0105
Panama ...............................      0.0000            0.0044
Peru .................................      0.0000            0.0058
Philippines ..........................      0.0000            0.0418
Poland ...............................      0.0000            0.0040
Russia ...............................      0.0000            0.0292
South Africa .........................      0.0000            0.0009
South Korea ..........................      0.0001            0.0015
Spain ................................      0.0000            0.0142
Sweden ...............................      0.0000            0.0267
Thailand .............................      0.0000            0.0008
Ukraine ..............................      0.0000            0.0079
United Kingdom .......................      0.0000            0.0074
Venezuela ............................      0.0000            0.0460
                                           -------------------------------
Total                                      $0.0011           $0.4215
                                           -------------------------------

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



20 |  Annual Report



TEMPLETON GLOBAL INCOME FUND, INC.

Annual Meeting of Shareholders, February 28, 2003


The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on February 28, 2003. The purpose of the meeting was to elect four Directors of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Nicholas F. Brady, Harris J. Ashton, S. Joseph Fortunato and Andrew H. Hines, Jr.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

The election of four (4) Directors:

-----------------------------------------------------------------------------------------------------
                                            % of          % of                      % of       % of
                                         Outstanding      Voted                  Outstanding   Voted
  Term Expiring 2006:            For       Shares        Shares      Withheld      Shares     Shares
-----------------------------------------------------------------------------------------------------
  Harris J. Ashton .......  116,103,935     89.65%       97.91%     2,480,468        1.92%     2.09%
  Nicholas F. Brady ......  116,284,985     89.79%       98.06%     2,299,418        1.78%     1.94%
  S. Joseph Fortunato ....  116,105,814     89.65%       97.91%     2,478,589        1.91%     2.09%
  Andrew H. Hines, Jr. ...  116,040,873     89.60%       97.86%     2,543,530        1.96%     2.15%

*Frank J. Crothers, Edith E. Holiday, Charles B. Johnson, Betty P. Krahmer, Gordon S. Macklin, Fred R. Millsaps and Constantine D. Tseretopoulos are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

                                                              Annual Report | 21





TEMPLETON GLOBAL INCOME FUND, INC.

Dividend Reinvestment and Cash Purchase Plan


The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gains distributions will be reinvested automatically; Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to Mellon Bank, N.A. (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Bank, N.A." and sent to Mellon Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attention: Templeton Global Income Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $5.00 and less trading fees.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.





22 |  Annual Report



TEMPLETON GLOBAL INCOME FUND, INC.



Transfer Agent
Mellon Investor Services LLC
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
1-800-416-5585
www.melloninvestor.com


Shareholder Information

Shares of Templeton Global Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "GIM." The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about distributions and shareholder accounts, call 1-800/416-5585. Registered shareholders can now access their Fund account on-line with Investor ServiceDirect(R). For information go to Mellon Investor Services' web site at https://www.melloninvestor.com and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton Global Income Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.



                                                              Annual Report | 23



BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



Independent Board Members

---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Harris J. Ashton (71)              Director       Since 1992          142                           Director, Bar-S Foods (meat
 500 East Broward Blvd.                                                                              packing company).
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------------
 Frank J. Crothers (59)             Director       Since 1999          17                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Chairman, Atlantic Equipment & Power Ltd.; Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman,
 Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services
 Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
---------------------------------------------------------------------------------------------------------------------------------
 S. Joseph Fortunato (71)           Director       Since 1992          143                           None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------------
 Andrew H. Hines, Jr. (80)          Director       Since 1990          28                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091

 Principal Occupation During Past 5 Years:
 Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
 Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
 Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
---------------------------------------------------------------------------------------------------------------------------------

24 |  Annual Report



---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Edith E. Holiday (51)              Director       Since 1996          92                            Director, Amerada Hess
 500 East Broward Blvd.                                                                              Corporation (exploration
 Suite 2100                                                                                          and refining of oil and
 Fort Lauderdale, FL 33394-3091                                                                      gas); Hercules Incorporated
                                                                                                     (chemicals, fibers and
                                                                                                     resins); Beverly
                                                                                                     Enterprises, Inc. (health
                                                                                                     care); H.J. Heinz Company
                                                                                                     (processed foods and allied
                                                                                                     products); RTI
                                                                                                     International Metals, Inc.
                                                                                                     (manufacture and
                                                                                                     distribution of titanium);
                                                                                                     and Canadian National
                                                                                                     Railway (railroad).


 Principal Occupation During Past 5 Years:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
---------------------------------------------------------------------------------------------------------------------------------
 Betty P. Krahmer (74)              Director       Since 1990          21                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
---------------------------------------------------------------------------------------------------------------------------------
 Gordon S. Macklin (75)             Director       Since 1993          142                           Director, White Mountains
 500 East Broward Blvd.                                                                              Insurance Group, Ltd.
 Suite 2100                                                                                          (holding company); Martek
 Fort Lauderdale, FL 33394-3091                                                                      Biosciences Corporation;
                                                                                                     MedImmune, Inc.
                                                                                                     (biotechnology);
                                                                                                     Overstock.com (Internet
                                                                                                     services); and Spacehab,
                                                                                                     Inc. (aerospace services);
                                                                                                     and FORMERLY, Director, MCI
                                                                                                     Communication Corporation
                                                                                                     (subsequently known as MCI
                                                                                                     WorldCom, Inc. and
                                                                                                     WorldCom, Inc.)
                                                                                                     (communications services)
                                                                                                     (1988-2002).


 Principal Occupation During Past 5 Years:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River  Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
---------------------------------------------------------------------------------------------------------------------------------
 Fred R. Millsaps (74)              Director       Since 1990          28                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091



 Principal Occupation During Past 5 Years:
 Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY,
 Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
 Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
---------------------------------------------------------------------------------------------------------------------------------



                                                             Annual Report  | 25




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Frank A. Olson (71)                Director       Since May 2003      17                            Director, Becton, Dickinson
 500 East Broward Blvd.                                                                              and Co. (medical
 Suite 2100                                                                                          technology); White
 Fort Lauderdale, FL 33394-3091                                                                      Mountains Insurance Group
                                                                                                     Ltd. (holding company); and
                                                                                                     Amerada Hess Corporation
                                                                                                     (exploration and refining
                                                                                                     of oil and gas).


 Principal Occupation During Past 5 Years:
 Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY,
 Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
---------------------------------------------------------------------------------------------------------------------------------
 Constantine D. Tseretopoulos (49)  Director       Since 1999          17                            None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091


 Principal Occupation During Past 5 Years:
 Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
 University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
---------------------------------------------------------------------------------------------------------------------------------


Interested Board Members and Officers

---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 **Nicholas F. Brady (73)           Director       Since 1993          21                            Director, Amerada Hess
 500 East Broward Blvd.                                                                              Corporation (exploration
 Suite 2100                                                                                          and refining of oil and
 Fort Lauderdale, FL 33394-3091                                                                      gas); and C2, Inc.
                                                                                                     (operating and investment
                                                                                                     business); and FORMERLY,
                                                                                                     Director, H.J. Heinz
                                                                                                     Company (processed foods
                                                                                                     and allied products)
                                                                                                     (1987-1988; 1993-2003).


 Principal Occupation During Past 5 Years:
 Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets
 Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital
 Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the
 Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S.
 Senator, New Jersey (April 1982-December 1982).
---------------------------------------------------------------------------------------------------------------------------------
 **Charles B. Johnson (70)          Director,      Director and Vice   142                           None
 One Franklin Parkway               Chairman of    President since
 San Mateo, CA 94403-1906           the Board and  1992 and
                                    Vice President Chairman of the
                                                   Board since 1995


 Principal Occupation During Past 5 Years:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------


26 |  Annual Report




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Harmon E. Burns (58)               Vice President Since 1996          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 Principal Occupation During Past 5 Years:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 Jeffery A. Everett (39)            Vice President Since 2001          Not Applicable                None
 PO Box N-7759
 Lyford Cay, Nassau, Bahamas


 Principal Occupation During Past 5 Years:
 President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
---------------------------------------------------------------------------------------------------------------------------------
 Martin L. Flanagan (43)            Vice President Since 1989          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 Principal Occupation During Past 5 Years:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief
 Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice
 President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
 Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 Jimmy D. Gambill (56)              Senior Vice    Since 2002          Not Applicable                None
 500 East Broward Blvd.             President and
 Suite 2100                         Chief
 Fort Lauderdale, FL 33394-3091     Executive
                                    Officer -
                                    Finance and
                                    Administration


 Principal Occupation During Past 5 Years:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 David P. Goss (56)                 Vice President Since 2000          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906



 Principal Occupation During Past 5 Years:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 27




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Barbara J. Green (55)              Vice President Vice President      Not Applicable                None
 One Franklin Parkway               and Secretary  since 2000 and
 San Mateo, CA 94403-1906                          Secretary since
                                                   1996


 Principal Occupation During Past 5 Years:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
 Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
 Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
 Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
 District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------------
 Rupert H. Johnson, Jr. (63)        Vice President Since 1996          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906



 Principal Occupation During Past 5 Years:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 John R. Kay (63)                   Vice President Since 1994          Not Applicable                None
 500 East Broward Blvd.
 Suite 2100
 Fort Lauderdale, FL 33394-3091




 Principal Occupation During Past 5 Years:
 Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
 President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc.
 and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller,
 Keystone Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------
 Michael O. Magdol (66)             Vice President Since 2002          Not Applicable                Director, FTI Banque, Arch
 600 Fifth Avenue                   - AML                                                            Chemicals, Inc. and Lingnan
 Rockefeller Center                 Compliance                                                       Foundation
 New York, NY 10048-0772




 Principal Occupation During Past 5 Years:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
 Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
 Bruce S. Rosenberg (41)            Treasurer and  Treasurer since     Not Applicable                None
 500 East Broward Blvd.             Chief          2000 and Chief
 Suite 2100                         Financial      Financial Officer
 Fort Lauderdale, FL 33394-3091     Officer        since 2002



 Principal Occupation During Past 5 Years:
 Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------

28 |  Annual Report




---------------------------------------------------------------------------------------------------------------------------------
                                                                       Number of Portfolios in
                                                   Length of           Fund Complex Overseen
 Name, Age and Address              Position       Time Served         by Board Member*              Other Directorships Held
---------------------------------------------------------------------------------------------------------------------------------
 Murray L. Simpson (66)             Vice President Since 2000          Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 Principal Occupation During Past 5 Years:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT
ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1991 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE STOCK EXCHANGE RULES AND SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.





                                                             Annual Report  | 29



TEMPLETON GLOBAL INCOME FUND, INC.

Proxy Voting Policies and Procedures


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





30 |  Annual Report



[GRAPHIC]
FRANKLIN TEMPLETON INVESTMENTS    100 Fountain Parkway
                                  P.O Box 33030
                                  St. Petersburg, FL 33733-8030





ANNUAL REPORT AND SHAREHOLDER INFORMATION
TEMPLETON GLOBAL
INCOME FUND, INC.

AUDITORS

PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT

Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660
1-800/416-5585
www.mellon.com

FUND INFORMATION

1-800/342-5236



Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


TLGIM A2003 10/03







ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's Board of Directors; defer to the voting recommendation of the Fund's Board of Directors, ISS or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

MANAGEMENT & DIRECTOR COMPENSATION A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as they align their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records will also be made available on-line at www.franklintempleton.com and posted on the SEC website at www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003, and ending June 30, 2004

ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date    October 31, 2003